Fees Summary	Dec. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,880,251
Previously Paid Amount
Total Fee Amount	2,469.26
Total Offset Amount
Net Fee	$ 2,469.26